CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2016
Lewis and Clark Pharmaceuticals, Inc. [Member]
Schedule of Long term debt	Long term debt at December 31, 2016 matures as follows:

Year ending December 31, 2018	$291,000
Year ending December 31, 2019	989,000
$1,280,000